Description of Organization, Business Operations and Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Assets That Are Measured At Fair Value	6 Months Ended
Dec. 31, 2020 USD ($)
Assets:
Assets held in trust account	$ 170,027,342
Liabilities:
Fair value measurement liabilities	9,167,678
U.S. Money Market held in Trust Account [Member]
Assets:
Assets held in trust account	203
U.S. Treasury Securities held in Trust Account [Member]
Assets:
Assets held in trust account	170,027,139
Fair Value Measured Level 1 [Member]
Assets:
Assets held in trust account	170,027,342
Liabilities:
Fair value measurement liabilities	9,044,608
Fair Value Measured Level 1 [Member] | U.S. Money Market held in Trust Account [Member]
Assets:
Assets held in trust account	203
Fair Value Measured Level 1 [Member] | U.S. Treasury Securities held in Trust Account [Member]
Assets:
Assets held in trust account	170,027,139
Fair Value Measured Level 2 [Member]
Assets:
Assets held in trust account
Liabilities:
Fair value measurement liabilities
Fair Value Measured Level 2 [Member] | U.S. Money Market held in Trust Account [Member]
Assets:
Assets held in trust account
Fair Value Measured Level 2 [Member] | U.S. Treasury Securities held in Trust Account [Member]
Assets:
Assets held in trust account
Fair Value Measured Level 3 [Member]
Assets:
Assets held in trust account
Liabilities:
Fair value measurement liabilities	123,070
Fair Value Measured Level 3 [Member] | U.S. Money Market held in Trust Account [Member]
Assets:
Assets held in trust account
Fair Value Measured Level 3 [Member] | U.S. Treasury Securities held in Trust Account [Member]
Assets:
Assets held in trust account
Private stock warrant liabilities [Member]
Liabilities:
Fair value measurement liabilities	123,070
Private stock warrant liabilities [Member] | Fair Value Measured Level 1 [Member]
Liabilities:
Fair value measurement liabilities
Private stock warrant liabilities [Member] | Fair Value Measured Level 2 [Member]
Liabilities:
Fair value measurement liabilities
Private stock warrant liabilities [Member] | Fair Value Measured Level 3 [Member]
Liabilities:
Fair value measurement liabilities	123,070
Public stock warrant liabilities [Member]
Liabilities:
Fair value measurement liabilities	9,044,608
Public stock warrant liabilities [Member] | Fair Value Measured Level 1 [Member]
Liabilities:
Fair value measurement liabilities	9,044,608
Public stock warrant liabilities [Member] | Fair Value Measured Level 2 [Member]
Liabilities:
Fair value measurement liabilities
Public stock warrant liabilities [Member] | Fair Value Measured Level 3 [Member]
Liabilities:
Fair value measurement liabilities